Columbia Global Technology Growth Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Technology Growth Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Canada 0.6%
Shopify, Inc., Class A(a)	276,501	32,823,434
China 0.0%
Alibaba Group Holding Ltd., ADR	15,675	1,947,148
France 0.0%
Dassault Systemes SE	25,348	556,121
Germany 0.0%
SAP SE, ADR	11,035	2,006,053
Ireland 0.6%
Seagate Technology Holdings PLC	36,584	32,186,603
Israel 0.0%
Wix.com Ltd.(a)	33,492	1,877,561
Japan 0.4%
Advantest Corp.	25,900	4,234,534
Keyence Corp.	33,100	16,633,905
Total		20,868,439
Netherlands 3.0%
ASML Holding NV	80,210	129,359,480
NXP Semiconductors NV	124,937	40,148,505
Total		169,507,985
South Korea 2.8%
Samsung Electronics Co., Ltd.	437,353	91,753,882
SK Hynix, Inc.	41,678	64,892,979
Total		156,646,861
Switzerland 0.5%
STMicroelectronics NV, Registered Shares	134,052	9,291,144
TE Connectivity PLC	81,504	17,393,769
Total		26,684,913
Taiwan 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	486,556	203,599,358
United States 87.2%
Accenture PLC, Class A	59,699	11,167,892
Adobe, Inc.(a)	32,047	8,306,903
Advanced Micro Devices, Inc.(a)	130,233	67,213,251
Common Stocks (continued)
Issuer	Shares	Value ($)
Airbnb, Inc., Class A(a)	59,460	7,926,613
Akamai Technologies, Inc.(a)	48,262	7,217,099
Alphabet, Inc., Class A	611,089	232,421,590
Amazon.com, Inc.(a)	567,354	153,548,687
Amphenol Corp., Class A	240,594	35,790,763
Analog Devices, Inc.	141,178	58,426,515
Apple, Inc.	1,315,014	410,363,269
Applied Materials, Inc.	272,686	122,725,061
AppLovin Corp.(a)	28,715	17,604,879
Arista Networks, Inc.(a)	244,643	39,013,219
Astera Labs, Inc.(a)	58,100	19,919,585
Atlassian Corp., Class A(a)	67,087	7,219,232
Autodesk, Inc.(a)	38,788	8,972,052
BILL Holdings, Inc.(a)	128,011	4,738,967
Block, Inc., Class A(a)	135,720	10,276,718
Bloom Energy Corp., Class A(a)	35,497	10,116,645
Booking Holdings, Inc.	105,663	17,691,156
Broadcom, Inc.	1,118,379	499,658,186
Cadence Design Systems, Inc.(a)	81,205	30,446,191
CDW Corp.	72,015	9,034,282
Cerebras Systems, Inc., Class A(a)	2,133	505,500
Ciena Corp.(a)	9,062	5,258,044
Cisco Systems, Inc.	407,671	49,091,742
Corning, Inc.	202,125	36,616,965
CrowdStrike Holdings, Inc., Class A(a)	115,679	84,561,349
Datadog, Inc., Class A(a)	46,021	11,383,294
Dell Technologies, Inc.	16,221	6,827,581
DoorDash, Inc., Class A(a)	42,257	6,731,118
Eaton Corp. PLC	21,310	8,536,786
Everpure, Inc., Class A(a)	33,284	2,646,411
Fidelity National Information Services, Inc.	80,102	3,443,585
Fiserv, Inc.(a)	36,595	2,069,813
Global Payments, Inc.	58,174	4,392,719
GoDaddy, Inc., Class A(a)	6,344	544,506
HubSpot, Inc.(a)	34,787	7,675,056
Intel Corp.(a)	447,368	51,304,162
International Business Machines Corp.	44,653	13,297,663

Columbia Global Technology Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Technology Growth Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuit, Inc.	26,796	8,883,678
Keysight Technologies, Inc.(a)	30,980	10,481,463
KLA Corp.	13,210	25,385,789
Kratos Defense & Security Solutions, Inc.(a)	11,673	748,589
Lam Research Corp.	1,171,524	372,755,506
Lumentum Holdings, Inc.(a)	26,585	22,729,112
Marvell Technology, Inc.	263,067	53,928,735
MasterCard, Inc., Class A	113,671	56,151,201
Meta Platforms, Inc., Class A	132,156	83,589,992
Microchip Technology, Inc.	162,446	15,375,514
Micron Technology, Inc.	326,387	316,921,777
Microsoft Corp.	715,037	321,938,259
MongoDB, Inc.(a)	38,722	12,993,167
Motorola Solutions, Inc.	54,074	21,806,963
NetApp, Inc.	144,004	25,098,457
Netflix, Inc.(a)	516,257	44,408,427
NVIDIA Corp.	3,618,504	764,010,935
ON Semiconductor Corp.(a)	79,264	9,560,824
Oracle Corp.	252,493	57,007,870
Palantir Technologies, Inc., Class A(a)	133,288	20,864,904
Palo Alto Networks, Inc.(a)	62,102	17,493,512
QUALCOMM, Inc.	105,276	26,426,382
Reddit, Inc., Class A(a)	93,192	16,401,792
Robinhood Markets, Inc., Class A(a)	233,546	22,023,388
Roblox Corp., Class A(a)	116,745	5,504,527
Salesforce, Inc.	74,165	14,172,931
Sandisk Corp.(a)	25,543	43,294,874
ServiceNow, Inc.(a)	146,283	18,193,217
Snowflake, Inc., Class A(a)	81,822	20,909,612
Common Stocks (continued)
Issuer	Shares	Value ($)
Spotify Technology SA(a)	32,749	16,298,522
Synopsys, Inc.(a)	143,657	68,326,142
Take-Two Interactive Software, Inc.(a)	43,774	9,812,380
Teradyne, Inc.	15,884	5,945,540
Tesla, Inc.(a)	28,198	12,288,406
Texas Instruments, Inc.	85,814	26,231,624
T-Mobile US, Inc.	62,769	11,771,071
Trade Desk, Inc. (The), Class A(a)	108,808	2,345,900
Tyler Technologies, Inc.(a)	15,865	4,968,125
Uber Technologies, Inc.(a)	349,808	24,626,483
VeriSign, Inc.	24,616	7,024,914
Vertiv Holdings Co.	61,933	19,552,867
Visa, Inc., Class A	223,001	72,778,606
Walt Disney Co. (The)	87,320	8,891,796
Western Digital Corp.	128,953	68,501,123
Zscaler, Inc.(a)	22,340	3,121,568
Total		4,876,231,513
Total Common Stocks (Cost $971,805,273)		5,524,935,989

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	65,558,935	65,532,711
Total Money Market Funds (Cost $65,529,698)		65,532,711
Total Investments in Securities (Cost $1,037,334,971)		5,590,468,700
Other Assets & Liabilities, Net		1,607,939
Net Assets		$5,592,076,639
Columbia Global Technology Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Technology Growth Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	59,412,650	339,796,869	(333,673,337)	(3,471)	65,532,711	(3,838)	2,144,066	65,558,935
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Global Technology Growth Fund  | 2026

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